UNITED STATES
              SECURITIES AND EXCHANGE COMMISSION
                    WASHINGTON, D.C.  20549

                          FORM 13F

                   FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2005

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	 Lafayette Investments, Inc.
Address: 17830 New Hampshire Avenue
	 Suite 103
	 Ashton, MD  20861

13F File Number:  028-11053

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:

Name:	Lawrence Judge
Title:	Vice President
Phone:	301-570-1250
Signature, Place, and Date of Signing:

    Lawrence Judge	Ashton, MD    August 10, 2005


Report Type (Check only one.):

[X]	    13F HOLDINGS REPORT.

[ ]	    13F NOTICE.

[ ]	    13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.
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		    FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		68

Form 13F Information Table Value Total:		104,894



List of Other Included Managers:

NONE
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

						Value 	 Shares/	Sh/Put/	Invstmt	Other	VOTING AUTHORITY
Name of Issuer	Title of Class	Cusip	 	(x1000)  Prn Amt 	PrnCall	Dscretn	Mgrs	Sole	Shared None
Albertsons Inc Com	COM	013104-10-4	403	19475		SH	Sole				19475
Alerus Finl Corp Com	COM	01446u-10-3	235	9512		SH	Sole				9512
Alico Inc		COM	016230-10-4	330	6422		SH	Sole				6422
Alleghany Corp		COM	017175-10-0	2805	9445		SH	Sole				9445
Allergan		COM	018490-10-2	511	6000		SH	Sole				6000
Allied Cap Corp New Com	COM	01903Q-10-8	2777	95388		SH	Sole				95388
Allstate Corp		COM	020002-10-1	308	5163		SH	Sole				5163
Altria Group Inc.	COM	02209s-10-3	246	3800		SH	Sole				3800
Andersons Inc Com	COM	034164-10-3	604	16865		SH	Sole				16865
Anheuser Busch Cos Inc	COM	035229-10-3	3862	84413		SH	Sole				84413
Archstone Smith Tr Com	COM	039583-10-9	595	15405		SH	Sole				15405
ADProcessing Inc	COM	053015-10-3	1726	41122		SH	Sole				41122
Bank Of Amer Corp	COM	060505-10-4	420	9212		SH	Sole				9212
BB&T Corp		COM	054937-10-7	246	6158		SH	Sole				6158
Beckman Coulter		COM	075811-10-9	266	4184		SH	Sole				4184
Bell South Corp		COM	079860-10-2	411	15452		SH	Sole				15452
Berkshire Hathaway Cl A	COM	084670-10-8	668	8		SH	Sole				8
Berkshire Hathaway Cl B	COM	084670-20-7	7880	2831		SH	Sole				2831
Carramerica Rlty Corp	COM	144418-10-0	872	24100		SH	Sole				24100
Chevrontexaco Corp Com	COM	166764-10-0	248	4438		SH	Sole				4438
Citigroup Inc		COM	172967-10-1	923	19967		SH	Sole				19967
Dover Corp Com		COM	260003-10-8	522	14358		SH	Sole				14358
Dover Motorsports Inc	COM	260174-10-7	631	105188		SH	Sole				105188
Ethan Allen Interiors	COM	297602-10-4	481	14350		SH	Sole				14350
Exxon Mobil Corp	COM	30231g-10-2	2609	45398		SH	Sole				45398
Farmer Bros Corp	COM	307675-10-8	1386	62245		SH	Sole				62245
Farmers & Merchants Bk	COM	308243-10-4	349	62		SH	Sole				62
First Horizon National	COM	320517-10-5	302	7157		SH	Sole				7157
First Natl Bk Alaska	COM	32112J-10-6	2071	937		SH	Sole				937
General Electric Corp	COM	39604-10-3	1004	28982		SH	Sole				28982
Genuine Parts Co Com	COM	372460-10-5	3233	78686		SH	Sole				78686
Gladstone Capital Corp	COM	376535-10-0	2148	91794		SH	Sole				91794
Glaxo Holdings Plc	COM	37733w-10-5	2520	51940		SH	Sole				51940
Hasbro Inc Com		COM	418056-10-7	2437	117233		SH	Sole				117233
IHOP Corp Com		COM	449623-10-7	700	16136		SH	Sole				16136
Intntl Speedway Cl A	COM	460335-20-1	3362	59783		SH	Sole				59783
Johnson & Johnson	COM	478160-10-4	821	12635		SH	Sole				12635
Kaydon Corp Com		COM	486587-10-8	896	32183		SH	Sole				32183
Knight Ridder Inc Com	COM	499040-10-3	1701	27726		SH	Sole				27726
Leucadia National Corp	COM	527288-10-4	1811	46872		SH	Sole				46872
Markel Corp Com		COM	570535-10-4	9042	26674		SH	Sole				26674
Marsh & McLennan Cos	COM	571748-10-2	2091	75475		SH	Sole				75475
Martin Marietta Mtrls	COM	573284-10-6	2505	36236		SH	Sole				36236
McDonalds Corp		COM	580135-10-1	276	9950		SH	Sole				9950
Mercantile Bankshares	COM	587405-10-1	2426	47070		SH	Sole				47070
Morgan Stanley DW	COM	617446-44-8	261	4969		SH	Sole				4969
Nestle Sa-Adr Repstg	COM	641069-40-6	678	10620		SH	Sole				10620
Norfolk Southern Corp	COM	655844-10-8	2091	67549		SH	Sole				67549
Paychex Inc		COM	704326-10-7	437	13438		SH	Sole				13438
Pepsico Inc		COM	713448-10-8	229	4244		SH	Sole				4244
Plum Creek Timber	ADR	729251-10-8	3050	84033		SH	Sole				84033
Procter & Gamble Co	COM	742718-10-9	208	3950		SH	Sole				3950
Provident Finl Svcs Inc	COM	74386T-10-5	810	46075		SH	Sole				46075
Royal Dutch Petroleum	COM	780257-80-4	1040	16032		SH	Sole				16032
S B C Communications 	COM	78387g-10-3	209	8789		SH	Sole				8789
Sandy Spring Bancorp 	COM	800363-10-3	1583	45193		SH	Sole				45193
Suntrust Bks Inc Com	COM	867914-10-3	217	3007		SH	Sole				3007
Tecumseh Pdcts Co Cl B	COM	878895-10-1	397	14310		SH	Sole				14310
Teleflex Inc Com	COM	879369-10-6	2223	37435		SH	Sole				37435
Toys R Us		COM	892335-10-0	2896	109359		SH	Sole				109359
Verizon Communications	COM	92343v-10-4	421	12186		SH	Sole				12186
Wal Mart Stores Inc Com	COM	931142-10-3	3457	71716		SH	Sole				71716
Walt Disney Holding Co	COM	254687-10-6	3957	157156		SH	Sole				157156
Washington Mutual Ins.	COM	939322-10-3	3326	81739		SH	Sole				81739
Washington Post Co Cl B	COM	939640-10-8	3750	4491		SH	Sole				4491
Washington Rl Est Inv TrCOM	939653-10-1	298	9538		SH	Sole				9538
Wells Fargo & Co (new)	COM	949746-10-1	1158	18800		SH	Sole				18800
Wyeth			COM	983024-10-0	538	12100		SH	Sole				12100

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